Offerings	Nov. 25, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(1)
An indeterminate number of securities is being registered as may from time to time be sold at indeterminate prices, up to a maximum aggregate offering price of $8,000,000,000. The total amount of $8,000,000,000 of securities being registered represents the offering price of any common stock, the principal amount of any debt securities issued at their stated principal amount and the offering price of any debt securities issued at an original discount. The securities being registered also include an indeterminate number of shares of common stock that may be issued upon conversion of debt securities that are being registered. Separate consideration may or may not be received for shares of common stock that are issuable upon conversion of debt securities.

(2)	In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock (no par value per share)
Offering Note
(1)
An indeterminate number of securities is being registered as may from time to time be sold at indeterminate prices, up to a maximum aggregate offering price of $8,000,000,000. The total amount of $8,000,000,000 of securities being registered represents the offering price of any common stock, the principal amount of any debt securities issued at their stated principal amount and the offering price of any debt securities issued at an original discount. The securities being registered also include an indeterminate number of shares of common stock that may be issued upon conversion of debt securities that are being registered. Separate consideration may or may not be received for shares of common stock that are issuable upon conversion of debt securities.

(2)	In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.